Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Balances of Consolidated Financial Statements of VIEs

The following financial information of the Company’s VIEs and VIEs’ subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2020 and 2021 and for the years ended December 31, 2019, 2020 and 2021 was included in the accompanying consolidated financial statements:

	As of December 31,
	2020	2021
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	680,798	404,477
Restricted cash	200	17,380
Short-term investments	820,000	50,000
Prepaid expenses and other current assets	169,349	166,061
Total current assets	1,670,347	637,918
Property and equipment, net	27,653	12,709
Operating lease right-of-use assets	155,712	25,466
Other non-current assets	39,313	1,553
TOTAL ASSETS	1,893,025	677,646
Accrued payroll and other human resource expenses	841,178	831,251
Deferred revenue, current	2,498,891	1,332,047
Refund liabilities	356,721	950,497
Operating lease liabilities, current	86,142	13,608
Other current liabilities	290,658	57,515
Total current liabilities	4,073,590	3,184,918
Deferred revenue, non-current	1,091,117	-
Operating lease liabilities, non-current	72,060	11,762
Other non-current liabilities	11,334	-
TOTAL LIABILITIES	5,248,101	3,196,680

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues	2,668,735	4,018,347	4,404,332
Net loss	(1,165,968)	(415,166)	(747,680)
Net cash generated from/(used in) operating activities	575,004	425,755	(2,586,042)
Net cash (used in)/ generated from investing activities	(546,927)	(230,263)	743,182
Net cash (used in)/ generated from financing activities	(1,087)	(2,025)	1,583,719

Schedule of Fair Value of Recurring Basis

	Fair Value Measurement As of December 31,	Quote Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
		RMB	RMB	RMB	RMB
Short-term investments
DCN and PMLN	2020	-	2,797,900	-	2,797,900
DCN and PMLN	2021	-	-	-	-
Derivative assets recorded within prepaid expense and other current assets
Foreign exchange option contracts	2020	-	42,911	-	42,911
Foreign exchange option contracts	2021	-	-	-	-
Foreign exchange forward contracts	2020	-	398	-	398
Foreign exchange forward contracts	2021	-	-	-	-
Derivative liabilities recorded within other current liabilities
Foreign exchange option contracts	2020	-	20,576	-	20,576
Foreign exchange option contracts	2021	-	-	-	-
Foreign exchange forward contracts	2020	-	340	-	340
Foreign exchange forward contracts	2021	-	-	-	-

Summary of Estimated Useful Lives

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 years
Leasehold improvement	Shorter of the lease term or estimated economic life
Vehicles	3 to 5 years

Property and equipment consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Leasehold improvement	57,625	218
Electronic equipment	52,220	30,115
Vehicles	2,515	2,989
	112,360	33,322
Less: accumulated depreciation	(67,275)	(18,215)
	45,085	15,107

Summary of Disaggregated Revenue By Course Programs
	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Zhangmen One-on-One	2,507,556	3,739,564	3,831,729
Zhangmen Small Class	-	62,714	272,265
Others	161,179	216,151	300,233
Total net revenues	2,668,735	4,018,429	4,404,227